Retirement and Benefit Programs (Tables)	12 Months Ended
Feb. 28, 2013
Retirement and Benefit Programs
Summary of the multiemployer plans

				Contributions by the Company
				for the year ended			Subject to
		Pension Protection		(In thousands)			Financial
Pension	Identification	Act Zone Status (1)		February	February	February	Improvement	Surcharge
Fund	Number	2012	2011	28, 2013	29, 2012	28, 2011	Plan	Imposed

A	25-6029946	Red	Red	$1,060	$1,025	$966	Yes	Yes
B	25-1046087	Red	Red	536	519	438	Yes	Yes
C	36-6052390	Green	Green	329	343	337	No	No
D	15-0614642	Red	Red	202	182	126	Yes	Yes
E	51-6031768	Red	Red	—	—	8	Yes	Yes
F	16-0845094	Yellow	Yellow	130	121	110	Yes	Yes
G	53-0181657	Green	Green	32	32	24	No	No
H	23-6262789	Yellow	Yellow	198	221	244	No	No
I	23-6580323	Green		32	—	—	No	No
J	23-6405239	Green		25	—	—	No	No
				$2,544	$2,443	$2,253

A                           Western Pennsylvania Teamsters and Employers Pension Fund.  The Collective Bargaining Agreement with this group expires on April 30, 2014.

B                           Southwestern Pennsylvania and Western Maryland Area Teamsters and Employers Pension Fund.  The Collective Bargaining Agreement with this group expires on April 30, 2014.

C                           Central Pension Fund of the International Union of Operating Engineers and Participating Employers.  The Collective Bargaining Agreements with this group expires on various dates through 2016.

D                           Upstate New York Engineers Benefit Fund Local 17.  The Collective Bargaining Agreements with this group expires on various dates through 2016.

E                            Laborers Local No. 91 Pension Fund.  The Collective Bargaining Agreement for this group expired on March 31, 2012.

F                             Buffalo Laborers Pension Fund Local 210.  The Collective Bargaining Agreement with this group expires on various dates through 2014.

G                           National Electric Benefit Fund.  The Collective Bargaining Agreement with this group expires on December 31, 2014.

H                          Central Pennsylvania Teamsters.  The Collective Bargaining Agreement with this group expires on January 31, 2016.

I                               Laborers Local 158 Health, Welfare & Pension Funds.  The Collective Bargaining Agreement with this group expires on April 30, 2016.

J                               542 International Union of Operating Engineers Benefit Funds.  The Collective Bargaining Agreement with this group expires on April 30, 2014.

(1)       The Pension Protection Act Zone Status defines the zone status as follows: green - healthy, yellow - endangered, orange - seriously endangered and red - critical.

Schedule of net pension expense

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Net periodic benefit cost
Service cost	$271	$216	$203
Interest cost	396	438	434
Expected return on plan assets	(636)	(618)	(559)
Amortization of prior service cost	59	62	85
Recognized net actuarial loss	248	116	123
Total pension expense	$338	$214	$286

Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss (gain)	$434	$1,504	$(87)
Changes due to plan amendments	218	—	—
Amortization of prior service cost	(59)	(62)	(85)
Amortization of net actuarial loss	(248)	(116)	(123)
Total recognized in accumulated other comprehensive loss	345	1,326	(295)
Total recognized net periodic benefit cost and accumulated other comprehensive loss	$683	$1,540	$(9)

Schedule of the plans' benefit obligation, fair value of plan assets and funded status

(In thousands)	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$9,620	$8,238
Service cost	271	216
Interest cost	396	438
Actuarial loss	274	1,204
Plan amendment	218	—
Benefits paid	(480)	(476)
Benefit obligation at end of year	10,299	9,620
Change in plan assets
Fair value of plan assets at beginning of year	8,095	7,949
Actual return on plan assets	476	318
Employer contributions	267	304
Benefits paid	(480)	(476)
Fair value of plan assets at end of year	8,358	8,095
Funded status at end of year	$(1,941)	$(1,525)
Amounts recognized in the balance sheet consist of
Noncurrent assets	$—	$86
Noncurrent liabilities	(1,941)	(1,611)
Net amount recognized	$(1,941)	$(1,525)

Schedule of amounts in accumulated other comprehensive loss that have not yet been recognized as a component of net period benefit cost
(In thousands)	2013	2012	2011

Unrecognized net actuarial losses	$3,672	$3,491	$2,103
Unrecognized prior service costs	388	223	285
	$4,060	$3,714	$2,388

Schedule of weighted average assumptions used to determine benefit obligations
	2013	2012	2011

Discount rate	4.00%	4.25%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%

Schedule of weighted average assumptions used to determine net periodic pension expense
	2013	2012	2011

Discount rate	4.25%	5.50%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%

Schedule of asset allocations of the plans
	2013		2012
Asset class	Target	Actual	Target	Actual

Equity securities	59%	58%	49%	55%
Debt securities	41%	42%	51%	45%
	100%	100%	100%	100%

Schedule of plans' investments measured at fair value on a recurring basis

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2013	(Level 1)	(Level 2)	(Level 3)

Money market funds	$387	$387	$—	$—
Fixed income mutual funds	3,543	3,543	—	—
Equity mutual funds	1,854	1,854	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,447	1,447	—	—
	$8,358	$8,358	$—	$—

	Fair Value Measurement Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Other	Other
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	2012	(Level 1)	(Level 2)	(Level 3)

Money market funds	$359	$359	$—	$—
Fixed income mutual funds	3,676	3,676	—	—
Equity mutual funds	1,827	1,827	—	—
International equity funds	1,127	1,127	—	—
Balanced mutual funds	1,106	1,106	—	—
	$8,095	$8,095	$—	$—

Schedule of estimated future benefit payments
(In thousands)

Fiscal Year Ending
2014	$556
2015	559
2016	583
2017	597
2018	594
Five years ended 2023	2,974